June 3, 2014

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price International Funds, Inc. (“Registrant”)
consisting of the following series and class:
 T. Rowe Price International Concentrated Equity Fund
 T. Rowe Price International Concentrated Equity Fund—Advisor Class
File Nos.: 002-65539/811-2958

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 142 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of a new series and a new class called the T. Rowe Price International Concentrated Equity Fund and the T. Rowe Price International Concentrated Equity Fund—Advisor Class.

The filing contains two prospectuses. The first prospectus is for the T. Rowe Price International Concentrated Equity Fund. The disclosure in Sections 1 and 3 of the prospectus, except for the fee table information, are substantially similar to the prospectus of an existing T. Rowe Price mutual fund called T. Rowe Price Institutional Concentrated International Equity Fund (033-29697/811-5833). However, Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price retail mutual funds.

The second prospectus is for the T. Rowe Price International Concentrated Equity Fund—Advisor Class. The disclosure in Sections 1 and 3 of the prospectus are also substantially similar to the prospectus of the T. Rowe Price Institutional Concentrated International Equity Fund. However, Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price advisor class funds.

We have not yet obtained a NASDAQ ticker symbol, however, once it is received, it will be added to the front cover of each prospectus.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new series and class.

The filing is scheduled to go effective on August 18, 2014.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell N. Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire